Related Party Balances and Transactions (Tables)	12 Months Ended
Jun. 30, 2024
Related Party Balances and Transactions [Abstract]
Schedule of Related Parties and their Relationship	The table below sets forth the related parties and their relationships with the Company as of June 30, 2024:
Name of related parties	Relationship with the Company
Jian Chen	Founder and shareholder

Schedule of Related Parties
	As of June 30,
	2024	2023
Amounts due to related parties, current*
Jian Chen	$457,772	$405,138

*	The balances mainly represent expenses paid on behalf of the Company for daily operations. Jian Chen made payments on behalf for the Company on operating expenses amounting to $46,969, $ 220,640 and $97,460 for the years ended June 30, 2024, 2023 and 2022, respectively. There were no repayments made during the period.